Investments Accounted for Using the Equity Method (Reconciliation of Summarized Financial Information for Joint Ventures, Narrative) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Gain related to disposal of JYJC		¥ (60,951)	¥ 1,622	¥ 0
JYJC [member]
Disclosure of joint ventures [line items]
Investment injected from a third party	¥ 9,600
Percentage share held by a third party	50.00%
Gain related to disposal of JYJC			¥ 1,622